SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL

24. SHARE CAPITAL

	As of December 31,
	2022		2021
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$0.024 each
	50,000,000	1,200	50,000,000	1,200

	As of December 31,
	2022			2021
	Number	RMB		Number	RMB
	of shares	‘000		of shares	‘000
Issued:	8,057,847	1,288		5,976,098	943
Outstanding and fully paid:
Ordinary shares of US$0.024 each
At January 1	5,976,098	943		3,674,370	591
Issuance of new shares for equity financing	1,666,667	276		1,502,110	230
Warrants exercised into shares	-	-		685,339	105
Equity compensation	415,082	69		114,279	17
At December 31	8,057,847	1,288	(2)	5,976,098	943	(1)

(1)	Equivalent to US$143,000
(2)	Equivalent to US$193,000

On September 3, 2020, the Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share. Consequently, the reverse stock split will reduce the number of outstanding ordinary shares of the Company from approximately 9.2 million shares to approximately 3.1 million shares, and the par value per share will increase from $0.008 to $0.024. All outstanding stock options, warrants and other rights to purchase the Company’s ordinary shares will be adjusted proportionately as a result of the reverse stock split.

Equity Financing

On December 16, 2019, the Company entered into a Securities Purchase Agreement with certain institutional investors for the sale by the Company of 1,200,000 pre-reverse split common shares, at a purchase price of $0.75 per share (pre-reverse split). Concurrently with the sale of the Common Shares, the Company also sold warrants to purchase 1,200,000 pre-reverse split common shares. The Company sold the Common Shares and Warrants for aggregate gross proceeds of $900,000 (the “Offering”). Subject to certain beneficial ownership limitations, the five-year Warrants will be initially exercisable on the six-month anniversary of the issuance date at an exercise price equal to $0.82 per share (pre-reverse split), subject to adjustments as provided under the terms of the Warrants, and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The closing of the sales of these securities under the Purchase Agreement took place on December 18, 2019. The Company received net proceeds from the transactions of approximately $748,000, after deducting certain fees due to the placement agent and the Company’s estimated transaction expenses. The net proceeds received by the Company from the transactions will be used for working capital and general corporate purposes.

Pursuant to the terms and provisions of the engagement letter between the Company and the Placement Agent, the Company agreed to pay the Placement Agent a cash placement fee equal to 8% of the gross proceeds of the Offering, or $72,000, plus other expenses of the Placement Agent not to exceed $45,000. The Placement Agent also received five-year warrants to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the Offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants have substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $0.9375 per share (pre-reverse split) and will terminate on the five year anniversary of the effective date of this offering.

The total fair value of the warrants granted to investors and placement agent is RMB 5,250,000. The fair values of warrants granted were determined using a variation of the Black-Scholes Option Pricing Model that takes into account factors specific to the share incentive plans, such as the vesting period. The following principal assumptions were used in the valuation:

Grant date	December 18, 2019
Share price at date of grant (pre-reverse split)	US$	0.68
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse split)	US$	0.82 & 0.9375
Volatility		141%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		1.74%
Average fair value at grant date	US$	0.598

On January 8, 2020, the Company executed a subscription agreement (each, a “Subscription Agreement”) in connection with a $500,000 private placement (the “Private Placement”) of its 666,666 pre-reverse stock split ordinary shares with three accredited investors at the price of $0.75 per share (pre-reverse stock split). The Company agreed to register the shares sold in the Private Placement for resale no later than 270 days after the closing of the Private Placement. There were no discounts or brokerage fees associated with this Offering. The net proceeds of the Private Placement will be used for working capital and general corporate purposes.

On May 22, 2020, the Company entered into a Securities Purchase Agreement with certain institutional investors for the sale by the Company of 1,102,950 common shares (pre-reverse stock split), at a purchase price of $0.68 per share (pre-reverse stock split). Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement the Company also sold Warrants to purchase 1,102,950 Common Shares (pre-reverse stock split). The Company sold the Common Shares and Warrants for aggregate gross proceeds of $750,006. Subject to certain beneficial ownership limitations, the five-year Warrants will be initially exercisable on the six-month anniversary of the issuance date at an exercise price equal to $0.79 per share (pre-reverse stock split), and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The closing of the sales of these securities under the Purchase Agreement will take place on May 27, 2020. The net proceeds from the transactions will be approximately $595,000, after deducting certain fees due to the placement agent and the Company’s estimated transaction expenses, and will be used for working capital and general corporate purposes.

The Placement Agent also received five-year Warrants to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants having substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $0.85 per share (pre-reverse stock split) and will terminate on the five year anniversary of the effective date of this offering.

The total fair value of the Warrants granted to investors and the Placement Agent is RMB 3,552,000. The fair value of the Warrants granted were determined using a variation of the Black-Scholes Option Pricing Model that takes into account factors specific to the share incentive plans, such as the vesting period. The following principal assumptions were used in the valuation:

Grant date (investors and placement agent, respectively)	May 27 and May 25, 2020
Share price at date of grant (investors and placement agent, respectively) (pre-reverse stock split)	US$	0.59 & 0.64
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse stock split)	US$	0.79 & 0.85
Volatility		100%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.34%
Average fair value at grant date	US$	0.416

On December 7, 2020, the Company executed subscription agreements with three individual accredited investors to offer and sell in a private placement 566,379 of the Company’s common shares at the per share price of $2.32 (which was the closing price for the Company’s common shares on December 4, 2020) for gross proceeds of approximately $1.3 million. The proceeds of the transaction will be used for working capital and general working purposes. There were no discounts or brokerage fees associated with this offering.

On February 12, 2021, the Company entered into a Securities Purchase Agreement with certain institutional investors for the sale of 588,235 common shares, at a purchase price of $3.57 per share. Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement the Company also sold warrants to purchase 588,235 common shares. The Company sold the Common Shares and Warrants for aggregate gross proceeds of approximately US$2.1 million, before commissions and expenses. The five-year Warrants will be immediately exercisable at an exercise price equal to $3.57 per share, and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The net proceeds from the transactions will be approximately US$1.86 million, after deducting certain fees due to the placement agent and the Company’s estimated transaction expenses, and will be used for working capital and general corporate purposes.

In addition, the Placement Agent of this offering also received five-year warrants (the “Compensation Warrants”) to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the Offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants have substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $4.46 per share and will be exercisable six months from the effective date of this offering and will terminate on the five year anniversary of the effective date of this offering.

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

On June 10, 2021, the Company commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (the “SPA”) with three institutional accredited investors pursuant to which it sold 913,875 of the Company’s common shares at the per share price of $3.48 (which was priced in excess of the average of the five-day closing price for the Company’s common shares preceding execution of the SPA, which was $3.42). In a concurrent private placement, the Company sold to such investors warrants to purchase 913,875 common shares (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $3.42, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $3,180,285, before the payment of commissions and expenses.

In addition, the Company issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $4.35.

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

On September 30, 2022, the Company commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (the “SPA”) with two institutional accredited investors pursuant to which it sold 1,666,667 of the Company’s common shares at the per share price of $0.60. In a concurrent private placement, the Company sold to such investors warrants to purchase 1,666,667 common shares (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $0.82, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $1,000,000, before the payment of commissions and expenses. The offering was closed on October 4, 2022.

In addition, the Company issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $0.75.

Grant date (investors and placement agent, respectively)	October 4, 2022
Share price at date of grant (investors and placement agent, respectively)	US$	0.58
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & 0.75
Volatility		104%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		3.96%
Average fair value at grant date	US$	0.43

Following is a summary of the warrant activity (post-reverse stock split) for the years ended December 31, 2022 and 2021:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2021	980,894	$1.21	3.85
Exercisable at January 1, 2021	980,894	$1.21	3.85
Granted	1,652,322	3.56	5.00
Exercised	700,516	2.43	—
Forfeited	—	—	—
Expired	64,286	18.72	—
Outstanding at December 31, 2021	1,868,414	3.50	4.14
Exercisable at December 31, 2021	1,868,414	3.50	4.14
Granted	1,833,334	0.81	5.00
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2022	3,701,748	$2.17	4.02
Exercisable at December 31, 2022	3,701,748	$2.17	4.02

During the year ended December 31, 2021, a total of 700,516 shares of warrants were exercised into 685,339 shares of the Company’s common stock (of which, 32,677 shares of warrants were exercised cashless into 17,500 common shares) for total proceeds of RMB 10,258,000.

Share-based Compensation

From January to December 31, 2020, the Company issued aggregate of 46,256 shares to its Chief Financial Officer as stock compensation expense. The fair value of 46,256 shares was RMB 587,000. From January to December 31, 2020, the Company issued aggregate of 36,201 shares to its Chief Executive Officer as stock compensation expense. The fair value of 36,201 shares was RMB 548,000.

From January to December 31, 2021, the Company issued aggregate of 33,269 shares to its Chief Financial Officer as stock compensation expense. The fair value of 33,269 shares was RMB 573,000. From January to December 31, 2021, the Company issued aggregate of 81,010 shares to its Chief Executive Officer as stock compensation expense. The fair value of 81,010 shares was RMB 1,262,000.

From January to December 31, 2022, the Company issued aggregate of 110,343 shares to its Chief Financial Officer as stock compensation expense. The fair value of 110,343 shares was RMB 621,000. From January to December 31, 2022, the Company issued aggregate of 268,331 shares to its Chief Executive Officer as stock compensation expense. The fair value of 268,331 shares was RMB 1,490,000. From January to December 31, 2022, the Company issued aggregate of 36,408 shares to its employee as stock compensation expense. The fair value of 36,408 shares was RMB 69,000.